Note 12 - Valuation of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative instruments
Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative instruments
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative instruments	1,840	3,216
Warrant [Member]
Derivative instruments	1,840	3,216
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative instruments
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative instruments	156
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative instruments
Interest Rate Swap [Member]
Derivative instruments	$ 156